Income tax expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current taxes		€ (3,437)	€ (2,152)	€ (2,251)	[1]
Deferred taxes		2,394	948	1,234	[1]
Total		(1,043)	(1,204)	(1,017)	[1],[2]
Income before tax and investments accounted for using the equity method		€ 6,175	€ 6,698	€ 6,251	[1],[2],[3]
Other items	[4]	(2.10%)	2.70%	2.60%	[5]

[1]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[3]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[4]	c)In 2025, the ''Other items'' line includes changes in provisions against deferred tax assets, partially offset by (i) the impact of changes to tax rates in
Germany and the US and the net tax effect of taxable temporary differences associated with holdings in Sanofi subsidiaries. In determining the amount of the deferred tax liability for 2025, 2024 and 2023, Sanofi took into account changes in the ownership structure of certain subsidiaries
[5]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).